SUMMARY OF CONDENSED BALANCE SHEETS PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 72,894	¥ 517,542	¥ 414,634	¥ 567,204
Short-term investment	1,013	7,195	212,003
Prepaid expenses and other current assets	18,908	134,247	362,065
Total current assets	113,888	808,600	1,212,513
Non-current assets:
Long-term investments	51,291	364,159	414,325
Assets, Noncurrent	104,958	745,184	679,898
Total assets	218,846	1,553,784	1,892,411
Current liabilities
Other payables and accruals	15,381	109,200	145,527
Liabilities	51,084	362,689	536,511
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2022 and 2023; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2022 and 2023; 1,068,437,352 and 1,016,418,532 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2022 and 2023, respectively)	10	70	70
Additional paid-in capital	1,032,223	7,328,680	7,333,144
Accumulated other comprehensive income	(12,013)	(85,291)	(63,113)
Less: Treasury stock (140,393,870 and 192,412,690 shares as of December 31, 2022 and 2023, respectively)	(16,353)	(116,108)	(98,709)
Accumulated deficit	(862,543)	(6,123,971)	(5,958,666)
Total shareholders' equity	167,762	1,191,095	1,355,900	¥ 1,478,515	¥ 1,314,868
Total liabilities and shareholders' equity	218,846	1,553,784	1,892,411
Related Party [Member]
Current assets:
Amounts due from the group companies	$ 192	1,361	202
Parent Company [Member]
Current assets:
Cash and cash equivalents		64,070	65,363
Short-term investment		7,195	70,125
Prepaid expenses and other current assets		1,059	1,516
Total current assets		268,241	298,128
Non-current assets:
Long-term investments		39,500	39,817
Investment in subsidiaries and VIEs		883,681	1,020,937
Assets, Noncurrent		923,181	1,060,754
Total assets		1,191,422	1,358,882
Current liabilities
Other payables and accruals		1,206	3,852
Liabilities		1,206	3,852
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2022 and 2023; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2022 and 2023; 1,068,437,352 and 1,016,418,532 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2022 and 2023, respectively)		70	70
Additional paid-in capital		7,327,581	7,332,098
Accumulated other comprehensive income		(116,171)	(91,498)
Less: Treasury stock (140,393,870 and 192,412,690 shares as of December 31, 2022 and 2023, respectively)		(116,108)	(98,709)
Accumulated deficit		(6,137,498)	(5,969,927)
Total shareholders' equity		1,190,216	1,355,030
Total liabilities and shareholders' equity		1,191,422	1,358,882
Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from the group companies		¥ 195,917	¥ 161,124